SIGNIFICANT ACCOUNTING POLICIES - FINANCIAL ASSETS (Details)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [abstract]
Credit losses period measured	12 months